Loans Receivable, Net - Schedule of Loans Receivable Originated and Retained (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Loans	¥ 2,410,149		¥ 2,736,894
Credit loss allowance for loans receivable	(427,873)		(382,012)	¥ (316,124)	¥ (74,381)
Loans receivable, net	¥ 1,982,276	$ 311,062	¥ 2,354,882